REVENUE - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Weighted average duration of defined benefit obligation	4 years 10 months 24 days	5 years 1 month 6 days	5 years 3 months 18 days
Bottom of range
Statement [Line Items]
Operating leases term	5 years
Top of range
Statement [Line Items]
Operating leases term	10 years